Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net earnings	$ 1,041	$ 1,195	$ 875
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation and amortization	409	447	469
Net pension and other postretirement benefits income and contributions	(224)	(282)	(407)
Net (gain) loss on sales of assets and divestitures	(6)	(15)	(3)
Amortization of debt issuance costs	5	7	12
Net (gain) loss on retirement of debt	6	40	15
Gain on business acquisition	0	(7)	0
Asset impairment charges	4	7	(1)
Deferred income taxes	(204)	(145)	56
Share-based compensation expense	21	15	13
Exchangeable bond premium amortization	7	8	9
Other - net	(32)	(14)	(22)
Changes in assets and liabilities, net of effects of businesses acquired:
Accounts receivable - net	76	(210)	(188)
Inventories	(113)	(105)	(113)
Trade accounts payable	62	279	223
Prepaid expense and other assets	(47)	19	(14)
Other liabilities	(49)	(119)	128
Net cash provided by (used in) operating activities	956	1,120	1,052
Investing Activities
Capital expenditures, including other intangible assets	(623)	(571)	(294)
Cash acquired in acquisition of business	0	15	0
Net proceeds from asset sales and divestitures	15	47	7
Other - net	0	0	(2)
Net cash provided by (used in) investing activities	(608)	(509)	(289)
Financing Activities
Change in short-term debt	0	41	4
Proceeds from issuance of long-term debt, net of fees	3	1	53
Fees paid to refinance credit facility	(9)	0	0
Redemption of long-term debt	(86)	(455)	(581)
Repurchase of capital stock	(268)	0	0
Proceeds from exercise of stock options	21	20	76
Dividends paid to noncontrolling interest	(46)	(12)	(20)
Capital contribution from noncontrolling interest	0	0	5
Net cash provided by (used in) financing activities	(385)	(405)	(463)
Effect of exchange rate changes on cash	19	(43)	(10)
Increase (decrease) in cash and cash equivalents	(18)	163	290
Cash and cash equivalents at beginning of period	1,241	1,078	788
Cash and cash equivalents at end of period	1,223	1,241	1,078
Supplemental Cash Flow Information:
Interest paid	106	128	155
Income tax paid - net	$ 197	$ 120	$ 76